Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Disclosure of Basic and Diluted Loss Per Share

The calculations of the basic and diluted loss per share are based on the following data:

	For the six months ended June 30,
	2024	2023
(In thousands, except per share data)
Loss:
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	$(35,206)	$(150,694)

Number of shares:
Weighted average number of Ordinary Shares for the purpose of calculating basic and diluted loss per share	93,740	59,000

Loss per Ordinary Shares Outstanding – Basic and Diluted	$(0.38)	$(2.55)
Weighted average number of Ordinary Shares outstanding – Basic and Diluted	93,740	59,000

Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share

The diluted loss per share for the six months ended June 30, 2023 and 2024 does not include the effect of the following instruments held as of June 30, 2023 and 2024 as their inclusion would be anti-dilutive:

	As of June 30,
(In thousands)	2024	2023
Unvested restricted shares	364	—
Share options	24,167	12,709
Apollomics Private Warrants	619	619
Apollomics Public Warrants	10,350	10,350
Penny Warrants	58	58